Summary of Significant Accounting Policies (Details) ¥ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 06, 2024 shares
Summary of Significant Accounting Policies [Line Items]
Inventory write-down	$ (12,378)	$ 7,594	$ 3,358
Inventory write-off and reserve	$ 12,378
Voting interest percentage	10.00%
Percentage of residual value	5.00%			5.00%
Finite-lived intangible assets its useful life	7 years			7 years
Earn-out shares (in Shares) | shares					20,000,000
Prepayment of customers	$ 5,152,925	51,253
(in Yuan Renminbi) | ¥				¥ 50
Disposal of subsidiaries
Employee social benefits	$ 106,449	40,765	74,027
Value added tax percentage	13.00%
Gain or loss on deregistration of subsidiaries	$ 387,847	79,202	(347,423)
Prepaid expenses and other current assets	856,064	(176,032)	903,212
Accounts payables	306,829	(265,400)	706,919
Contract liabilities	(530,031)	(2,998,624)	8,110,887
Accrued expenses and other current liabilities	$ (1,021,162)	(345,647)	497,994
General Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	6.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Gain or loss on deregistration of subsidiaries
Prepaid expenses and other current assets		96,830	(479,151)
Accounts payables			673,387
Contract liabilities			8,110,501
Accrued expenses and other current liabilities			455,274
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Gain or loss on deregistration of subsidiaries		(79,202)
Prepaid expenses and other current assets		$ 176,032	(903,212)
Accounts payables			706,919
Contract liabilities			8,110,887
Accrued expenses and other current liabilities			$ 497,994